RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2015
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
  RELATED PARTY TRANSACTIONS

a)              Related Parties

Name of Related Parties	Relationship with the Group

Vincent Tianquan Mo	Executive chairman of the board of directors and chief executive officer

Richard Jiangong Dai	Director of the board and former chief executive officer

Wall Street Global Training Center, Inc.	A company under the control of Vincent Tianquan Mo and two other independent directors

Beihai Silver Beach 1 Hotel and Property Management Company, Ltd (“Beihai Silver Beach”)	A company under the control of Vincent Tianquan Mo

Guangxi Wharton International Hotel (“Guangxi Wharton”)	A company under the control of Vincent Tianquan Mo

Research Center on Natural Conservation (“Research Center”)	A company under the control of Vincent Tianquan Mo

Crowne Plaza San Francisco-International Airport (“Crowne Plaza”)	A company under the control of Vincent Tianquan Mo

Upsky Long Island Hotel LLC (“Upsky Long Island”)	A company under the control of Vincent Tianquan Mo

b)              The Group had the following related party transactions for the nine months ended September 30, 2014 and 2015:

	For the nine Months Ended September 30,
	2014	2015
	(Unaudited)	(Unaudited)
	US$	US$

Management fee incurred:
- Beihai Silver Beach	553	297
Office building leased from:
- Tianquan Vincent Mo	131	131
Hotel service fee incurred:
- Crowne Plaza	7	-
- Upsky Long Island	3	35

Free rental space to Wall Street Global Training Center, Inc.

Starting from 2011, the Company provided Wall Street Global Training Center, Inc. with office space of approximately 220 square feet in the Company's building located in New York City, free of charge. The estimated fair value of the free office space was insignificant for the nine months ended September 30, 2014 and 2015.

Management service provided by Beihai Silver Beach

On April 1, 2013, the Company and Beihai Silver Beach entered into a contract, pursuant to which Beihai Silver Beach was engaged to manage the hotel and office leasing operations owned by the BaoAn Entities for ten years.  The management fees incurred for the nine months ended September 30, 2014 and 2015 were US$553 and US$297 respectively.

Office building leased from Tianquan Vincent Mo

The Group entered into an agreement with Tianquan Vincent Mo, the executive chairman of the board of directors, to lease a building owned by him for a 10-year period for nil consideration starting from March 1, 2012. The deemed rental expense of US$131 and the corresponding shareholder contribution were included in the unaudited interim condensed consolidated financial statements for the nine months ended September 30, 2014 and 2015.

Hotel service fee

For the nine months ended September 30, 2015, Crowne Plaza and Upsky Long Island provided hotel accommodation to the Company were nil and US35, respectively.

Use of domain name of Che Tian Xia Company Ltd.

In April 2013, the Company entered into a contract with Che Tian Xia Company Ltd. to use the latter's domain name for five years at nil consideration.

c)              The Group had the following related party balances as of December 31, 2014 and September 30, 2015:

As of
	December 31, 2014	September 30, 2015
	(Audited)	(Unaudited)
	US$	US$

Amount due (to) from a related party:
- Beihai Silver Beach	(660)	365

The balance as of September 30, 2015 represented the prepaid management fees which are unsecured and interest-free. The balance as of December 31, 2014 represented outstanding management fees which are unsecured and interest-free.